Impairment Charges on Financial Assets	6 Months Ended
Sep. 30, 2023
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Impairment Charges on Financial Assets
14	IMPAIRMENT CHARGES ON FINANCIAL ASSETS
Impairment charges (reversals) on financial assets for the six months ended September 30, 2023 and 2022 consisted of the following:

	For the six months ended September 30,
	2023	2022

	(In millions)
Loans and advances	¥129,983	¥86,989
Loan commitments	(5,132)	(7,429)
Financial guarantees	5,402	8,465

Total impairment charges on financial assets	¥130,253	¥88,025